Deferred Consideration (Details Narrative) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Oct. 05, 2025	Nov. 21, 2024	Oct. 26, 2023	Nov. 11, 2022	Dec. 31, 2025	Oct. 03, 2025	Sep. 29, 2025	Dec. 31, 2024
Warrants issued						250,000
Warrants exercise price					$ 230	$ 40.00		$ 230
Common stock shares, issued						37,517
Shares issued					1,457		1,500
Deposited						$ 3.0
Common Class A [Member]
Common stock shares, issued					4,281,523			2,783,666
Common Stock [Member]
Stock consideration settlement amount					125,000
Shares issued						37,517
Common Stock [Member] | Third Anniversary Payment [Member]
Shares issued						37,517
Merger Agreement [Member]
Payments to acquire businesses	$ 1.5			$ 30.0
Payments to acquire businesses, net of cash				$ 9.0
Warrants issued			250,000
Warrants exercise price			$ 40.00
Sale of Stock, Price Per Share	$ 40.00
Annual payment		$ 3.0
Merger Agreement [Member] | Common Class A [Member]
Stock consideration settlement amount			291,791
Shares Issued, Price Per Share			$ 40.00
Merger Agreement [Member] | Common Stock [Member]
Stock consideration settlement amount				105,000